This amendment (check only one): [ ] is a restatement
                                		         [x] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Horseman Capital Management Ltd (SEC No: 801-64522)
Address: 9 Chester Close
London SW1X 7BE, United Kingdom

Form 13f - File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing
is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person signing this report of the Reporting Manager:

Name: Christopher Harrison
Title: Director
Phone: +44-207-8387580

Signature, Place and Date of Signing



Christopher Harrison

London

6th October 2006

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13f NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s)).
List of other Managers reporting for this Manager: NONE

                                                  Value  SharesInvestmenOther   Voting
Name of Issuer            Title of ClasID_CUSIP   (x$1000No.   DiscretioManagersAuthority
AGRIUM INC                Common Share 008916108    16699618700YES      None    Sole
ALLSTATE CORP             Common Share 020002101    29477469900YES      None    Sole
APACHE CORP               Common Share 037411105    34584547210YES      None    Sole
ANADARKO PETROLEUM CORP   Common Share 032511107    16826383900YES      None    Sole
BURLINGTON NORTHERN SANTA Common Share 12189T104    31021422400YES      None    Sole
CATERPILLAR INC           Common Share 149123101    21365324700YES      None    Sole
CHESAPEAKE ENERGY CORP    Common Share 165167107    33414115300YES      None    Sole
CHUNGHWA TELECOM CO LTD-ADCommon Share 17133Q205      420 24290YES      None    Sole
CONOCOPHILLIPS            Common Share 20825C104    56661951800YES      None    Sole
DEERE & CO                Common Share 244199105    21019250500YES      None    Sole
DIANA SHIPPING INC        Common Share MHY2066G104   5332400000YES      None    Sole
DEVON ENERGY CORPORATION  Common Share 25179M103    34391544600YES      None    Sole
BANCO ITAU HOLDING FIN-ADRCommon Share 059602201      960 32000YES      None    Sole
KOOKMIN BANK-SPON ADR     Common Share 50049M109      960 12300YES      None    Sole
LENNAR CORP-CL A          Common Share 526057104     2941 65000YES      None    Sole
LOUISIANA-PACIFIC CORP    Common Share 546347105     2999159800YES      None    Sole
METLIFE INC               Common Share 59156R108    28011494200YES      None    Sole
NABORS INDUSTRIES LTD     Common Share BMG6359F103  14875500000YES      None    Sole
NORFOLK SOUTHERN CORP     Common Share 655844108    29359666500YES      None    Sole
PETROLEO BRASILEIRO S.A.-ACommon Share 71654V408      972 11600YES      None    Sole
PHELPS DODGE CORP         Common Share 717265102    15246180000YES      None    Sole
REINSURANCE GROUP OF AMERICommon Share 759351109    10485201900YES      None    Sole
CIA VALE DO RIO DOCE-ADR  Common Share 204412209      780 36200YES      None    Sole
SHIP FINANCE INTL LTD     Common Share BMG81075106   8231413614YES      None    Sole
SHINHAN FINANCIAL GRP-ADR Common Share 824596100      881  9800YES      None    Sole
CHINA PETROLEUM & CHEM-ADRCommon Share 16941R108      712 11500YES      None    Sole
TELEKOMUNIK INDONESIA-SP ACommon Share 715684106      904 25000YES      None    Sole
TALISMAN ENERGY INC       Common Share 87425E103    22219135480YES      None    Sole
TORCHMARK CORP            Common Share 891027104    17930284100YES      None    Sole
UNIBANCO-ADR              Common Share 90458E107     1036 14000YES      None    Sole
VALERO ENERGY CORP        Common Share 91913Y100     1801 35000YES      None    Sole